Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Of Comprehensive Income
Net profit for the year	£ 1,944	£ 1,788	£ 1,632
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on defined benefit pension schemes	43	(75)	164
Tax on items that will not be reclassified to profit or loss	(11)	19	(43)
Total items that will not be reclassified to profit or loss	32	(56)	121
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	175	(285)	427
Fair value movements on cash flow hedges	11	29	(18)
Transfer to profit from cash flow hedge reserve	(20)	18	(17)
Tax on items that may be reclassified to profit or loss	3	(12)	8
Total items that may be reclassified to profit or loss	169	(250)	400
Other comprehensive income/(loss) for the year	201	(306)	521
Total comprehensive income for the year	2,145	1,482	2,153
Attributable to:
Shareholders	2,135	1,475	2,155
Non-controlling interests	10	7	(2)
Total comprehensive income for the year	£ 2,145	£ 1,482	£ 2,153